Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	NANO-X IMAGING LTD
Trading Symbol	NNOX
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	57,778,628
Amendment Flag	false
Entity Central Index Key	0001795251
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39461
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Ofer Tech Park
Entity Address, Address Line Two	94 Shlomo Shmeltzer Road
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL
Entity Address, Postal Zip Code	4970602
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1309
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	Ofer Tech Park
Entity Address, Address Line Two	94 Shlomo Shmeltzer Road
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL
Entity Address, Postal Zip Code	4970602
Contact Personnel Name	Erez Meltzer
City Area Code	+972
Local Phone Number	03 37359202
Contact Personnel Email Address	Erez.m@nanox.vision